Property, Plant and Equipment (FY) (Tables)	12 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment consisted of the following (in thousands):

	Estimated	June 30,
	useful lives	2019	2018
Furniture and fixtures	2 to 3 years	$11	$243
Leasehold improvements	Lease term	—	23
Computer hardware	3 years	12	336
Computer software	3 years	687	875
Office equipment	3 years	6	149
Motor vehicles	5 years	39	39
		755	1,665
Less: Accumulated depreciation		(755)	(1,655)
Net carrying value		$—	$10